Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 461,010	$ 664,605
Prepaid expenses and other current assets	5,415,869	5,420,916
Total current assets	5,876,879	6,085,521
Property and equipment, net	12,004	19,320
Intangible assets, net	9,373	10,113
Operating lease right-of-use assets	79,249
Total assets	5,977,505	6,114,954
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	1,598	4,974
Accrued expenses and other payables	1,973,992	1,819,544
Due to related parties	830,054	597,826
Operating lease liabilities, current	53,625
Total current liabilities	2,859,269	2,422,344
Operating lease liabilities, non-current	25,624
Total liabilities	2,884,893	2,422,344
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 21,356,290 and 21,356,290 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively)	21,356	21,356
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 7,100,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively)	7,100	7,100
Additional paid-in capital	8,368,266	8,368,266
Retained earnings	(5,455,640)	(4,947,815)
Accumulated other comprehensive income	151,530	243,703
Total shareholders’ equity	3,092,612	3,692,610
Total liabilities and shareholders’ equity	$ 5,977,505	$ 6,114,954